SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Charterer Segment	Dec. 31, 2011 Charterer	Dec. 31, 2010 Charterer
SEGMENTAL INFORMATION [Abstract]
Number of reportable segments	1
Number of charterers	5	5	5
Benchmark percentage of revenue for major customer (in hundredths)	10.00%	10.00%	10.00%
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	$ 286,630	$ 225,452	$ 205,808
Vessels, net	707,147	662,021
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	92,952	93,741	90,651
Vessels, net	379,061	393,214
United Arab Emirates
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	48,328	47,054	29,894
Vessels, net	153,097	163,495
Indonesia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	41,902	0	0
Vessels, net	247,942	0
Petrobras [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	92,952	93,741	90,651
Revenue from major customer (in hundredths)	32.00%	41.00%	44.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	48,328	47,054	29,894
Revenue from major customer (in hundredths)	17.00%	21.00%	15.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	37,300	37,829	36,944
Revenue from major customer (in hundredths)	13.00%	17.00%	18.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	66,148	25,101	40,249
Revenue from major customer (in hundredths)	23.00%	11.00%	20.00%
PTNR [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	41,902	0	0
Revenue from major customer (in hundredths)	15.00%	0.00%	0.00%
Gas Natural Aprovisionamientos SDG S.A. [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 0	$ 21,474	$ 0
Revenue from major customer (in hundredths)	0.00%	10.00%	0.00%